Balance Sheet Components - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 1,965	$ 1,376
Work in process	1,283	1,249
Finished goods	2,045	2,192
Total inventory	$ 5,293	4,817	$ 2,468
Raw materials		1,376	637
Work in process		1,249	1,372
Finished goods		$ 2,192	$ 459